CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (114,738)	$ (210,696)	$ (151,767)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation, depletion and amortization	11,481	17,228	20,446
Amortization of debt issuance costs, discounts and fees	3,102	28,741	10,148
Share-based compensation	5,950	2,699	4,238
Severance and reorganization charges	0	2,689	0
Share-based payments	200	562	869
Interest elected to be paid-in-kind	508	3,317	0
Impairment charge and loss on transfer of assets	0	81,065	0
Gain on sale of assets	0	0	(4,218)
Unrealized loss (gain) on financial instruments not designated as hedges	(8,693)	2,618	(3,443)
Net gain on extinguishment of debt	(1,422)	0	0
Other	1,035	3,378	(459)
Net changes in working capital (Note 18)	41,017	(1,566)	11,178
Net cash used in operating activities	(61,560)	(69,965)	(113,008)
Cash flows from investing activities:
Acquisition and development of natural gas properties	(32,364)	(1,307)	(45,354)
Payment of engineering services	(15,208)	0	(25,997)
Proceeds from sale of assets	0	0	8,140
Purchase of property and equipment	(10,293)	0	(2,732)
Net cash used in investing activities	(57,865)	(1,307)	(65,943)
Cash flows from financing activities:
Proceeds from common stock issuances	421,809	103,664	0
Equity issuance costs	(13,955)	(3,989)	0
Proceeds from borrowings	56,500	50,000	75,000
Borrowings issuance costs	(2,854)	(2,612)	(2,246)
Borrowings principal repayments	(119,725)	(60,100)	0
Proceeds from warrant exercise	8,177	1,000	0
Tax payments for net share settlements of equity awards (Note 18)	(3,064)	(1,659)	(6,686)
Finance lease principal payments	(1,926)	(1,777)	(2,224)
Net cash provided by financing activities	344,962	84,527	63,844
Net increase (decrease) in cash, cash equivalents and restricted cash	225,537	13,255	(115,107)
Cash, cash equivalents and restricted cash, beginning of period	81,737	68,482	183,589
Cash, cash equivalents and restricted cash, end of period	307,274	81,737	68,482
Supplementary disclosure of cash flow information:
Interest paid	$ 4,105	$ 11,025	$ 8,414